Long-Term Debt - Summary of Maturities of Long-Term Debt Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 60,232
2014	48,745
2015	49,304
2016	1,380,335
2017	1,304,904
Thereafter	854,251
Long-term Debt, Total	3,688,907	3,328,543
Less: Original issue discounts	(8,864)
Total debt after discount	$ 3,688,907